Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
16.	Share-based Compensation
In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan that was approved by the Board of Directors on December 23, 2016 (the “2015 Plan”). Under the 2015 Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 8,867,053 ordinary shares and can be increased up to a number that is equal to 15% of the then total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors.
In September 2019, the Company’s Board of Directors approved the 2019 Share Incentive Plan (the “2019 Plan”), which become effective upon the completion of the Company’s IPO on December 12, 2019. Under the 2019 Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 7,747,019 ordinary shares and can be increased up to a number that is equal to 15% of the then total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors.
Pursuant to both 2015 Plan and 2019 Plan (collectively, the “Plans
”),
the members of the Board, consultant or employees are entitled to be granted share-based awards.

The Company granted a total of 750,000, nil and nil RSU to the Group’s employees under the 2015 Plan and a total of 1,613,000, 4,790,000 and 876,380 RSUs to the Group’s employees under the 2019 Plan for the years ended December 31, 2020, 2021 and 2022. A total of 5,000 RSUs are subject to service conditions and vest over one-year period starting from the vesting inception date. A total of 451,380 RSUs are subject to service conditions and vest over a two-year period starting from the vesting inception date. A total of 7,573,000 RSUs are subject to service conditions and vest over a four-year period starting from the vesting inception date.
RSUs
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, December 31, 2019	735,476	4.7523	3.02
Granted	2,363,000	4.2912
Vested	(1,819,726)	4.1359
Forfeited	—	—
Unvested, December 31, 2020	1,278,750	4.7774	2.68
Granted	4,790,000	10.6200
Vested	(1,949,250)	9.2469
Forfeited	—	—
Unvested, December 31, 2021	4,119,500	9.4561	2.67
Granted	876,380	1.8800
Vested	(2,034,880)	7.2254
Forfeited	(283,000)	7.5431

Unvested, December 31, 2022	2,678,000	8.8740	1.90

Expected to vest as of December 31, 2022	2,678,000

The total share-based compensation expenses relating to RSUs for the years ended December 31, 2020, 2021 and 2022 were RMB54,036, RMB121,131 and RMB96,898 (US$14,049
), r
espectively. Total share-based compensation expense capitalized to inventory was not material for any of the periods presented.
As of December 31, 2022, there was RMB158,870 (US$23,034
)
of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 1.90 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Share options
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$)	(US$)
Outstanding as of January 1 and December 31, 2022	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2022	53,737	2.2624	5.8853

Exercisable as of December 31, 2022	53,737	2.2624	5.8853

The share-based compensation expense relating to the share options recognized were RMB821, nil and nil for the years ended December 31, 2020, 2021 and 2022.There was no unrecognized share-based compensation expenses relating to the shares options as of December 31, 2020, 2021 and 2022.

The Group calculated the estimated fair value of the share options under the 2015 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2015 Plan is summarized in the following table:

	For the year ended December 31, 2020

Term in years		5
Volatility		53.73%
Discount rate		0.85%
Fair value per ordinary share	US$	5.24
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	2,443	—	—	—
Sales and marketing expenses	10,883	18,327	22,125	3,208
General and administrative expenses	14,453	71,147	38,452	5,575
Research and development expenses	27,078	31,657	36,321	5,266

	54,857	121,131	96,898	14,049